Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 21,767	€ 21,075
Deposits	22,695	20,947
Withdrawals	(23,276)	(21,936)
Investment contracts liabilities released	(11)	(3)
Interest credited	268	256
Net exchange differences	632	672
Transfer to/from other headings	797	780
Transfers to disposal groups	(12,179)
Other	(35)	(23)
Ending balance	10,658	21,767
Institutional guaranteed products	179	187
Fixed annuities	10,230	9,543
Savings accounts	0	11,586
Investment contracts with discretionary participation features	174	194
Other	76	256
Investment contracts liabilities	10,658	21,767
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	21,573	20,889
Deposits	22,695	20,947
Withdrawals	(23,276)	(21,936)
Investment contracts liabilities released
Interest credited	268	256
Net exchange differences	642	660
Transfer to/from other headings	797	780
Transfers to disposal groups	(12,179)
Other	(35)	(23)
Ending balance	10,485	21,573
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	194	185
Deposits
Withdrawals
Investment contracts liabilities released	(11)	(3)
Interest credited
Net exchange differences	(10)	12
Transfer to/from other headings
Transfers to disposal groups	0
Other	0	0
Ending balance	€ 174	€ 194